Green CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2020

SECURITY DESCRIPTION	Par Value	Value
Municipal Bonds (98.01%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Lease Revenue Bonds; 2009 Series I-1, 4.000%,08/01/2026	1,000,000	1,074,730

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1, 5.000%,11/01/2027	1,700,000	2,184,329

CALIFORNIA HOUSING FINANCE AGENCY
State Multi Family Housing Bonds; 2019, 4.000%,03/20/2033	372,672	380,241

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds), 5.000%,10/01/2033	1,200,000	1,475,172

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
University of San Diego Revenue Bonds, 2019, 5.000%,10/01/2044	480,000	575,693
General Revenue Bonds; 2018, 5.000%,05/15/2038	800,000	872,880

TRUSTEES OF THE CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A, 4.000%,11/01/2030	1,100,000	1,179,992

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
General Revenue Bonds; 2016, 4.000%,08/15/2046	500,000	534,210

CITY AND COUNTY OF SAN FRANCISCO
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A, 4.000%,06/01/2033	1,000,000	1,029,980

CITY OF LOS ANGELES
General Obligation Bonds; 2012, 5.000%,09/01/2021	2,000,000	2,120,300

CITY OF LOS ANGELES WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond, 5.000%,06/01/2044	500,000	589,190
Los Angeles CA Wstwter System Revenue Bond, 5.250%,06/01/2047	1,500,000	1,842,570

CITY OF ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013, 5.000%,02/01/2025	750,000	862,013

CITY OF SAN FRANCISCO PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2036	1,170,000	1,395,494
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%,11/01/2034	1,000,000	1,261,580
San Francisco City and Green Bond Series A, 5.000%,11/01/2030	680,000	821,229

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
Water System Revenue Bonds; 2015 Series B, 5.000%,06/01/2026	2,050,000	2,512,500

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006, 5.250%,09/01/2023	2,975,000	3,442,819

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C, 0.000%,08/01/2027	2,000,000	1,839,820

LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A, 5.000%,08/01/2023	1,000,000	1,140,730

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G, 5.000%,08/01/2028	865,000	1,027,421

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Los Angeles County Met Transport, 4.000%,07/01/2028	500,000	581,615
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A, 5.000%,07/01/2021	1,000,000	1,053,020
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A, 5.000%,07/01/2023	1,500,000	1,721,955

LOS ANGELES DEPARTMENT OF WATER
Water System Revenue Bonds, 2012 Series A, 5.000%,07/01/2037	1,985,000	2,152,038

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B, 5.000%,08/01/2032	2,500,000	2,841,075

MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District, 4.000%,09/01/2021	200,000	209,564

MOUNT DIABLO UNIFIED SCHOOL DISTRICT/CA
General Obligation Refunding Bonds; Election Of 2002, Series B, 5.000%,07/01/2020	500,000	501,950

MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A, 5.000%,08/01/2034	2,345,000	2,698,204

PORT OF LOS ANGELES
Revenue Bonds; 2014 Series C, 4.000%,08/01/2023	290,000	320,305

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012, 4.000%,09/01/2020	1,380,000	1,393,262

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K, 5.250%,07/01/2024	1,000,000	1,124,740

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013, 5.000%,08/01/2027	1,175,000	1,351,979

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds), 4.000%,08/01/2034	645,000	753,025
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds), 5.000%,08/01/2036	2,300,000	2,842,293

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.000%,10/01/2021	700,000	735,616

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
City of San Mateo Sewer Revenue Bonds, 4.000%,08/01/2044	900,000	1,038,789

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A, 5.000%,04/01/2034	1,000,000	1,180,090

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005, 0.000%,08/01/2029	2,500,000	2,189,025

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Souther California Public Power Authority Windy Pt/Windy Flats Project 1, 5.000%,07/01/2026	1,400,000	1,405,460
Windy Point/Windy Flats Project Revenue Bonds; 2010-1, 5.000%,07/01/2023	1,000,000	1,003,900

STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds, 0.020%,05/01/2034	800,000	800,000
Tax-Exempt Various Purpose General Obligation Bonds, 3.000%,10/01/2028	900,000	971,298

TURLOCK IRRIGATION DISTRICT
General Revenue Bonds; 2019, 5.000%,01/01/2036	300,000	393,021

UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM, 5.000%,05/01/2029	925,000	1,083,157

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B, 0.000%,09/01/2029	3,595,000	3,141,886

Total Municipal Bonds (Cost $57,104,047)		61,650,160

Variable Rate Demand Notes* (0.64%)
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA**, 0.060%,07/01/2047	400,000	400,000
Total Variable Rate Demand Notes (Cost $400,000)		400,000

Total Investments (Cost $57,504,047) (a) (98.65%)		62,050,160
Other Net Assets (1.35%)		851,838
Net Assets (100.00%)		62,901,998

(a)	Aggregate cost for federal income tax purposes is $57,484,003.

At May 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	4,729,562
Unrealized depreciation	(163,405)
Net unrealized appreciation	4,566,157

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.
**	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.
***	Rate Effective as of May 31, 2020